Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities:
Loss for the period	$ (35,958,412)	$ (3,327,542)
Items not involving cash:
Finance expense	3,950	2,658
Impairments	5,601,167
Share-based compensation		95,464
Depreciation	4,414	10,315
Change in benefits to employees	7,700	(1,872)
Change in fair value of derivative warrants liabilities	21,887,227
Shares issued for services	3,095,593	114,545
Shares issued pursuant to a settlement agreement	546,122
Unrealized foreign exchange loss (gain)	(37,539)	192,472
Changes in non-cash working capital items:
Accounts receivables	(5,381)	90,494
Trade payables and accrued liabilities	94,157	38,410
Deferred revenue	(108,984)	(201,210)
Prepaid expenses	(46,542)	252,334
Related parties	(202,423)
Net cash used in operating activities	(5,118,951)	(2,733,932)
Investing activities:
Purchase of property and equipment		(2,311)
Investment in intangible assets		(425,875)
Net cash used in investing activities		(428,186)
Financing activities:
Proceeds from public offering, net	7,831,226	3,018,565
Proceeds from issuance of enhanced voting preference shares	35,608
Repayment of from long term loan	(35,245)	(34,199)
Net cash provided by financing activities	7,831,589	2,984,366
Net Increase (Decrease) in cash	2,712,638	(177,752)
Effect of foreign exchange rate changes	37,271	(31,656)
Cash at beginning of period	3,113,934	2,392,871
Cash at end of period	5,863,843	2,183,463
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$ 3,950	$ 6,307